Summary of Significant Accounting Policies (Details - Estimated useful lives)	6 Months Ended
Jun. 30, 2021
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property	5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property	5 years
Manufacturing Facility [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property	39 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property	5 years